Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net income (loss)	$ (6,057,776)	$ 288,124	$ (1,874,153)	$ 2,937,806
Adjustments to reconcile net income from operations to net cash provided by operating activities:
Depreciation and amortization	1,566,141	3,907	10,402	3,641
Depreciation of right-of-use assets	763,641	215,690	135,141	316,985
Accounts receivable impairment	2,226,090			272,235
Changes in operating assets and liabilities:
Accounts receivable	(9,323,279)	(5,398,432)	(3,950,508)	(3,869,775)
Inventories	343,395	(6,869,171)	(11,525,561)	(3,054,996)
Prepaid expenses and other current assets	56,486	77,987	29,007	(632,644)
Accounts payable	13,737,398	(13,320,148)	8,875,590	9,391,010
Contract liabilities	(940,014)	471,745	543,890	150,586
Accrued liabilities and other payables	360,761	323,866	(282,487)	43,550
Income tax payable	(481,113)	202,759	481,113	(534,069)
Net cash (used in) provided by operating activities	2,251,730	(24,003,673)	(7,557,566)	5,024,329
Cash flows from investing activities:
Purchase of property, plant and equipment	(495,065)	(120,948)	(121,516)	(798)
Purchase of short-term investment	(9,604,418)
Net cash used in investing activities	(10,099,483)	(120,948)	(121,516)	(798)
Cash flows from financing activities:
Payment made for dividends	(3,384,678)	(449,026)	(469,633)
Advances from related parties	1,934,855	1,681,723		91,695
Repayment of advances from related parties	(40,512,691)	(1,804,786)	(2,498,689)	(36,221)
Principal portion of lease payment	(634,776)	(203,612)	(120,942)	(283,323)
Net cash used in financing activities	(42,597,290)	(775,701)	(3,089,264)	(227,849)
Net decrease in cash and cash equivalents	(50,445,043)	(24,900,322)	(10,768,346)	4,795,682
Cash and cash equivalents - beginning of period	74,480,651	85,248,997	85,248,997	80,453,315
Cash and cash equivalents - end of period	$ 24,035,608	$ 60,348,675	74,480,651	85,248,997
Supplemental disclosure of cash flow information:
Cash paid(refund) for income taxes			(69,647)	1,880,546
Cash paid for interest